PROPERTY (Tables) (10-Q)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
PROPERTY [Abstract]
Property, plant and equipment
Property consisted of the following (in thousands):

	September 30,	December 31,
	2013	2012
Land	$389	$403
Furniture and fixtures	357	358
Plant	14,964	14,362
Computer and software	1,452	1,407
Leasehold improvements	200	189
Machinery and equipment	15,298	15,053
Construction in progress	7,098	9,118
Property	39,758	40,890
Less accumulated depreciation	13,938	12,433
Property, net	$25,820	$28,457

Property consists of the following (in thousands):

	As of December 31,
	2012	2011	Estimated Useful Lives
Land	$403	$420
Furniture and fixtures	358	363	5-10 years
Plant	14,362	14,122	25-30 years, or life of lease
Computer and software	1,407	1,352	3-5 years
Leasehold improvements	189	189	3-7 years or life of lease
Machinery and equipment	15,053	17,249	5-10 years
Construction in progress	9,118	5,710
Subtotal	40,890	39,405
Less accumulated depreciation	12,433	11,410
Property, net	$28,457	$27,995